UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free USA Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.62%
Corporate Revenue Bonds – 16.04%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	12,000,000	$11,430,120
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Capital Appreciation-Asset-Backed) Series B
1.548% 6/1/47 ^	9,410,000	1,221,794
(Unrefunded-Asset-Backed-Senior) 5.75% 6/1/47	7,640,000	7,697,300
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,751,500
6.25% 6/1/24	6,810,000	7,167,116
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corporation Projects)
3.50% 11/1/32	1,835,000	1,839,532
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,318,016
Series A 5.00% 9/1/46	5,075,000	6,256,866
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,420,292
Series B 6.50% 11/1/39	3,375,000	4,791,353
Series C 6.50% 11/1/39	1,500,000	2,129,490
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,551,541
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners)
5.75% 10/1/36 (AMT)	2,475,000	2,473,614
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	867,080
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,063,300
New York Transportation Development Corporation
Special Facility Revenue
(American Airlines Inc. John F. Kennedy International
Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,129,680
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,037,250
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	1,953,440
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,208,593

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 5.00% 6/1/41	1,920,000	$1,855,622
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,124,679
		80,288,178
Education Revenue Bonds – 3.39%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	1,486,036
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,136,320
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	825,314
Colorado Educational & Cultural Facilities Authority
Revenue
(University of Denver Project) Series A 5.00% 3/1/47	2,500,000	2,868,225
Illinois Finance Authority Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,805,000	2,956,105
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University)
5.875% 6/1/42	4,225,000	4,546,142
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	3,000,000	3,160,380
		16,978,522
Electric Revenue Bonds – 2.27%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	5,000,000	5,972,200
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,372,402
		11,344,602
Healthcare Revenue Bonds – 12.95%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,171,090
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D
7.25% 1/1/52	2,500,000	2,511,325
(Senior Living, LLC Project Second Tier) Series B
5.00% 1/1/47	2,500,000	2,577,900

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	$2,748,351
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,860,131
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,364,278
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,095,781
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,446,275
5.50% 2/15/57	3,000,000	3,316,500
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35	1,635,000	1,729,961
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,914,721
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,220,059
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,272,000
Massachusetts Development Finance Agency
(Dana-Farber Cancer Institute) Series N 5.00% 12/1/46	1,000,000	1,141,550
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,586,650
Michigan Finance Authority
(Henry Ford Health System) 5.00% 11/15/41	1,405,000	1,569,315
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,375,827
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,438,843
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	314,495
Series A1 5.00% 7/1/46	770,000	849,503
Series B 4.25% 7/1/36	465,000	475,393
Series B 5.00% 7/1/46	770,000	830,045
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	441,300

NQ-011 [11/17] 1/18 (364411)     3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/35 #	1,200,000	$1,318,860
144A 5.00% 12/1/37 #	800,000	875,232
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,622,860
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	3,050,220
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL-RE)^	1,565,000	1,385,228
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	144,679
Series A 7.50% 6/1/49	610,000	739,540
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
5.00% 6/1/36 #	540,000	546,329
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,677,285
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	1,116,350
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,066,670
		64,794,546
Lease Revenue Bonds – 4.26%
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion project) Series A
5.00% 6/15/57	1,620,000	1,741,613
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	109,564
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,491,859
Series B 5.50% 6/15/31	5,000,000	5,459,550
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,427,250

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	$2,273,040
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,795,478
		21,298,354
Local General Obligation Bonds – 8.32%
Aldine, Texas Independent School District
(School Building) Series A 5.00% 2/15/45 (PSF)	3,000,000	3,497,370
Chicago Board of Education
5.00% 4/1/42	1,060,000	1,149,157
5.00% 4/1/46	1,085,000	1,171,854
Series G 5.00% 12/1/44	1,000,000	1,022,900
Series H 5.00% 12/1/36	1,395,000	1,430,293
Series H 5.00% 12/1/46	1,775,000	1,812,807
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,188,892
Series A 6.00% 1/1/38	595,000	683,334
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,045,900
Mecklenburg, North Carolina
Series A 5.00% 9/1/25	8,000,000	9,732,320
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	6,822,898
New York City, New York
Subseries D-1 5.00% 10/1/36	6,500,000	7,179,055
Subseries I-1 5.375% 4/1/36	1,835,000	1,926,897
		41,663,677
Pre-Refunded/Escrowed to Maturity Bonds – 14.88%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	5,980,865
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,839,961
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	9,082,875
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,709,025

NQ-011 [11/17] 1/18 (364411)     5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20§	4,505,000	$4,989,062
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,833,535
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,269,040
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	3,000,000	3,320,100
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,543,685
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34-21§	5,000,000	5,553,250
New Jersey Economic Development Authority
(School Facilities Construction) Series G
5.75% 9/1/23-21§	900,000	1,011,735
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,559,084
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	2,260,000	2,349,609
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	15,811,046
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,696,005
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43-23§	2,000,000	2,577,500
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	330,000	346,385
		74,472,762
Special Tax Revenue Bonds – 9.08%
Baltimore, Maryland
(Convention Center Hotel) 5.00% 9/1/46	1,500,000	1,675,110
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	2,000,000	2,007,780
Kansas State Department of Transportation
5.00% 9/1/27	5,300,000	6,359,205
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,963,900

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	$4,344,568
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,896,882
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,064,420
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
Series D 5.00% 2/1/26	3,000,000	3,295,320
(Future Tax Secured)
Series A-1 5.00% 11/1/42	10,000,000	11,406,300
Series C 5.25% 11/1/25	4,430,000	4,876,987
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	2,155,000	2,520,337
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	635,000	674,776
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,365,000	1,378,445
		45,464,030
State General Obligation Bonds – 7.43%
California State
5.25% 11/1/40	3,795,000	4,172,223
Various Purposes
5.00% 8/1/27	2,500,000	3,053,450
5.00% 11/1/47	5,190,000	6,166,914
6.00% 4/1/38	4,060,000	4,297,591
6.50% 4/1/33	2,570,000	2,743,167
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,755,244
Illinois State
5.00% 2/1/26	3,405,000	3,664,393
5.00% 5/1/36	480,000	499,171
5.00% 2/1/39	830,000	858,369
Series A 5.00% 4/1/38	785,000	810,104
Series D 5.00% 11/1/28	2,000,000	2,162,220
Washington State
Series C 5.00% 2/1/28	5,000,000	5,986,500
		37,169,346

NQ-011 [11/17] 1/18 (364411)     7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 17.06%
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	$2,665,937
Series D 5.25% 1/1/42	2,000,000	2,365,600
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes) 5.00% 12/31/51	1,500,000	1,636,950
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,141,870
5.00% 11/1/36 (AMT)	1,000,000	1,139,370
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,402,642
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,849,250
North Texas Tollway Authority Revenue
(First Tier) Series A 5.00% 1/1/43	4,550,000	5,293,061
Second Tier Series A 5.00% 1/1/34	5,000,000	5,646,700
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	416,473
Pennsylvania State Turnpike Commission Revenue
Series A-1 5.00% 12/1/47	1,090,000	1,248,628
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	1,957,104
Port Authority of New York & New Jersey Special Project
(193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,653,920
(Consolidated 205th Series) 5.00% 11/15/47	1,500,000	1,760,565
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	5,259,022
Series 8 6.50% 12/1/28	5,500,000	5,785,725
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,897,893
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	486,216
Series B 5.00% 1/1/42 (AMT)	450,000	484,286
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,111,197
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,430,417
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,430,918

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.50% 6/30/33	1,560,000	$1,774,890
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,934,390
6.875% 12/31/39	5,500,000	6,054,015
7.00% 12/31/38 (AMT)	1,830,000	2,187,747
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,352,016
		85,366,802
Water & Sewer Revenue Bonds – 2.94%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	1,400,000	1,612,702
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,613,125
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	2,470,000	2,647,297
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,163,789
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,343,420
5.00% 8/1/34	2,000,000	2,334,320
		14,714,653
Total Municipal Bonds (cost $461,200,388)		493,555,472

Short-Term Investments – 0.64%
Variable Rate Demand Notes – 0.64%¤
Minneapolis – St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2
0.90% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	900,000	900,000
(Children’s Hospitals & Clinics) Series A-II
0.90% 8/15/37 (AGM) (SPA - US Bank N.A.)	250,000	250,000
Mississippi Business Finance (Cheveron USA) Series B
0.93% 12/1/30	1,860,000	1,860,000

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Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital of Philadelphia)
Series A
0.90% 2/15/21 (SPA - Wells Fargo Bank N.A.)	200,000	$200,000
Total Short-Term Investments (cost $3,210,000)		3,210,000

Total Value of Securities – 99.26%
(cost $464,410,388)		496,765,472

Receivables and Other Assets Net of Liabilities – 0.74%		3,706,373
Net Assets Applicable to 43,191,869 Shares Outstanding – 100.00%		$500,471,845

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $10,681,193, which represents 2.13% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement

See accompanying notes.

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Notes
Delaware Tax-Free USA Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-011 [11/17] 1/18 (364411)     11

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities:	Level 2
Assets:
Municipal Bonds	$493,555,472
Short-Term Investments	3,210,000
Total Value of Securities	$496,765,472

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12     NQ-011 [11/17] 1/18 (364411)

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.90%
Corporate Revenue Bonds – 13.63%
California Infrastructure & Economic Development Bank
(Pacific Gas and Electric Company) Series E
1.75% 11/1/26 ●	800,000	$789,408
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,530,722
Denver City & County, Colorado Special Facilities Airport
Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	1,190,000	1,291,281
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.00% 6/1/26	850,000	1,006,672
Series A-1 5.00% 6/1/33	665,000	664,987
(Capital Appreciation Asset-Backed)
Series A 1.548% 6/1/47 ^	5,885,000	764,108
Houston, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,010,000	3,310,157
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,840,057
6.25% 6/1/24	7,500,000	7,893,300
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corporation Projects)
3.50% 11/1/32	2,015,000	2,019,977
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,861,904
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,484,200
Maryland Economic Development Corporation Pollution
Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,883,400
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	2,148,287
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners)
5.75% 10/1/36 (AMT)	1,835,000	1,833,972

NQ-037 [11/17] 1/18 (364393)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Special Facilities
Revenue
(American Airlines Inc. John F. Kennedy International
Airport Project) 5.00% 8/1/21 (AMT)	610,000	$663,198
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,750,000	4,533,825
5.25% 12/1/24	3,050,000	3,580,700
Tennessee Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	1,440,000	1,700,683
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 4.75% 6/1/34	3,265,000	3,138,579
Series 1A 5.00% 6/1/29	4,050,000	4,057,614
Series 1A 5.00% 6/1/41	9,275,000	8,964,009
TSASC, New York
Series A 5.00% 6/1/30	475,000	551,684
Series A 5.00% 6/1/31	475,000	548,720
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,061,931
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,136,732
		77,260,107
Education Revenue Bonds – 6.89%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	1,540,444
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,134,500
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,426,180
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,587,142
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,109,650
Illinois Finance Authority Revenue
(Chicago International Charter School Project)
5.00% 12/1/30	250,000	272,793
5.00% 12/1/31	320,000	347,792

2    NQ-037 [11/17] 1/18 (364393)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Chicago International Charter School Project)
5.00% 12/1/32	250,000	$270,637
Massachusetts Development Finance Agency Revenue
(UMass Boston Student Housing Project)
5.00% 10/1/25	2,690,000	3,090,945
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,276,720
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	601,229
Series A 5.00% 4/1/31	1,090,000	1,254,786
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,326,623
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,111,231
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,457,726
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	5,859,151
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,388,344
		39,055,893
Electric Revenue Bonds – 2.50%
California State Department Water Resources Power
Supply Revenue
Series N 5.00% 5/1/21	3,580,000	3,985,936
Long Island, New York Power Authority
Series B 5.00% 9/1/31	3,165,000	3,736,441
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,797,840
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,661,520
		14,181,737
Healthcare Revenue Bonds – 9.24%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,786,150

NQ-037 [11/17] 1/18 (364393)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	2,205,000	$2,359,085
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	5,108,682
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A
5.00% 12/1/41 #	1,685,000	1,830,584
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,664,344
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,083,470
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,904,297
Illinois Finance Authority Revenue
(Rush University Medical Center) Series A
5.00% 11/15/32	2,900,000	3,252,118
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/32	435,000	467,147
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	485,756
5.00% 7/1/32	440,000	483,890
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,823,757
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	3,525,630
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,523,220
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,318,760
Missouri Health & Educational Facilities Authority
(Saint Luke’s Health System) 4.00% 11/15/33	935,000	982,255
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,660,210
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,116,830
144A 5.00% 12/1/32 #	1,100,000	1,223,827

4 NQ-037 [11/17] 1/18 (364393)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/33 #	1,000,000	$1,107,480
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/33	2,735,000	3,259,983
Pennsylvania Economic Development Financing Authority
Revenue
Series A 4.00% 11/15/36	500,000	522,550
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,138,220
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
4.625% 6/1/36 #	1,460,000	1,418,448
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	550,265
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,801,163
		52,398,121
Lease Revenue Bonds – 3.71%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	465,000	513,281
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,476,190
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,159,492
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,758,513
Michigan State Grant Anticipation Refunding Bonds
Series 2016 5.00% 3/15/27	2,000,000	2,430,240
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,459,550
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,101,610
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.00% 10/1/23 (AMT)#	2,085,000	2,099,470
		20,998,346

NQ-037 [11/17] 1/18 (364393)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 7.76%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	$4,599,995
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	693,510
Series C 5.00% 1/1/26	1,280,000	1,409,280
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	900,050
5.00% 4/1/36	320,000	348,323
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,230,330
Series C 5.00% 12/1/34	2,160,000	2,218,126
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,289,566
Dallas, Texas Independent School District
(Multi-Modal School Building) Series B6 5.00% 2/15/36
(PSF)●	6,705,000	7,533,805
District of Columbia
Series A 5.00% 6/1/30	1,000,000	1,212,900
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,359,520
New York City, New York
Series A-1 5.00% 8/1/19	5,000	5,028
Series E 5.00% 8/1/23	3,685,000	4,271,431
Subseries D-1 5.00% 10/1/30	4,000,000	4,447,480
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,791,520
School District of Philadelphia, Pennsylvania
Series F 5.00% 9/1/28	3,215,000	3,653,108
		43,963,972
Pre-Refunded/Escrowed to Maturity Bonds – 7.13%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,167,044
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24-19§	2,200,000	2,349,006
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	6,069,965
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,438,123
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,998

6     NQ-037 [11/17] 1/18 (364393)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	$1,236,367
Conroe, Texas Independent School District
5.00% 2/15/25-20 (PSF)§	795,000	852,574
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A
6.00% 6/1/29-19§	1,620,000	1,725,640
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	1,878,993
Series A 5.625% 12/1/29-19§	1,125,000	1,213,414
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20-18§	485,000	497,702
Massachusetts Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29-20§	1,670,000	1,840,925
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A
6.375% 11/15/23-18§	3,000,000	3,142,560
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23-21§	4,000,000	4,431,040
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	1,650,000	1,715,423
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	560,000	600,107
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25-21§	570,000	635,539
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,822,363
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,755,603
		40,390,386
Special Tax Revenue Bonds – 11.44%
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	650,000	659,295
5.00% 5/1/34	880,000	891,026

NQ-037 [11/17] 1/18 (364393)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	$3,529,269
Series A 5.25% 1/1/23	5,375,000	5,564,469
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,603,845
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,061,436
Kansas State Department of Transportation
Series B 5.00% 9/1/33	1,500,000	1,758,945
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,061,578
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,942,585
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,951,373
5.00% 6/15/23	1,250,000	1,382,500
(School Facilities Construction) Series AA
5.50% 12/15/29	1,480,000	1,545,564
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,348,641
Subseries A-1 5.00% 11/1/20	2,860,000	3,128,382
Subseries C 5.00% 11/1/27	4,150,000	4,857,160
Subseries E-1 5.00% 2/1/26	4,020,000	4,527,927
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,627,658
New York State Urban Development
(Personal Income Tax) Series A 5.00% 3/15/22	6,500,000	7,353,060
Public Finance Authority, Wisconsin
(American dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	1,010,000	1,181,225
Regional Transportation District, Colorado
(Fastracks Project) Series B 5.00% 11/1/34	3,000,000	3,579,000
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,000,000

8     NQ-037 [11/17] 1/18 (364393)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23	655,000	$655,177
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,610,000	1,628,418
		64,838,533
State General Obligation Bonds – 13.47%
California State
5.00% 8/1/26	3,120,000	3,813,451
5.00% 9/1/30	1,715,000	2,066,163
Series C 5.00% 9/1/30	5,985,000	7,115,447
(Various Purposes)
5.00% 9/1/32	4,100,000	4,903,805
5.25% 9/1/28	7,750,000	8,746,107
Series A 5.00% 11/1/28	1,500,000	1,852,500
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,055,360
Illinois State
4.00% 2/1/24	1,220,000	1,241,960
5.00% 2/1/26	3,870,000	4,164,817
5.00% 3/1/36	960,000	987,235
Series D 5.00% 11/1/28	2,000,000	2,162,220
Massachusetts Commonwealth
Series A 5.00% 3/1/22	3,875,000	4,384,175
Minnesota State
(Various Purpose) Series F 5.00% 10/1/22	8,000,000	9,181,840
New York State
Series A 5.00% 2/15/28	5,000,000	5,512,850
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,636,060
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	3,000,000	3,506,880
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	3,803,670
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,244,473
		76,379,013
Transportation Revenue Bonds – 16.39%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,084,170

NQ-037 [11/17] 1/18 (364393)     9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	$2,129,620
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,140,290
Series B 5.00% 1/1/33	1,520,000	1,728,027
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,278,205
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,105,910
5.00% 7/1/26	3,000,000	3,317,730
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,701,752
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,506,451
Metropolitan New York Transportation Authority Revenue
Series C 6.50% 11/15/28	545,000	572,277
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,083,219
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,300,867
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,290,920
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,598,118
North Texas Tollway Authority Revenue
(First Tier) Series A 5.00% 1/1/35	1,000,000	1,161,290
(Unrefunded First Tier) Series A 6.00% 1/1/20	485,000	486,722
Pennsylvania State Turnpike Commission Revenue
Series A-1 5.00% 12/1/34	250,000	291,715
Series A-1 5.00% 12/1/35	310,000	360,276
Series A-1 5.00% 12/1/36	350,000	405,787
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,076,158
(Motor License) 5.00% 12/1/37	1,000,000	1,151,970
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,154,600
Series A 5.00% 7/1/33	3,355,000	3,877,877
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,961,250
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,731,185

10     NQ-037 [11/17] 1/18 (364393)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Sacramento County, California Airport System Revenue
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	$2,068,177
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	597,380
Series B 5.00% 7/1/32	600,000	713,508
Series B 5.00% 7/1/33	1,000,000	1,184,560
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,587,114
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	232,860
Series B 5.00% 1/1/33 (AMT)	315,000	342,531
Series B 5.00% 1/1/34 (AMT)	430,000	466,464
Series B 5.00% 1/1/35 (AMT)	430,000	465,350
Series B 5.00% 1/1/36 (AMT)	430,000	464,981
Series B 5.00% 1/1/37 (AMT)	430,000	464,237
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,033,903
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,124,344
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,483,087
7.50% 12/31/31	3,765,000	4,196,017
		92,920,899
Water & Sewer Revenue Bonds – 5.74%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,260,082
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,182,929
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/27	2,100,000	2,431,464
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	1,390,000	1,453,120
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,665,000	4,248,541
New York State Environmental Facilities Corporation
Revenue
(State Clean Water & Drinking Water Revolving
Foundation) Series A 5.00% 6/15/22	1,405,000	1,434,055

NQ-037 [11/17] 1/18 (364393) 11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	$3,682,917
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,798,425
Series A 5.00% 5/15/33	2,250,000	2,695,545
(Junior Lien) Series A 5.00% 5/15/22	1,765,000	2,002,904
San Francisco, California City & County Public Utilities
Commission Water Revenue
Subseries A 5.00% 11/1/27	7,430,000	8,353,252
		32,543,234
Total Municipal Bonds (cost $529,837,912)		554,930,241

Short-Term Investments – 0.69%
Variable Rate Demand Notes – 0.69%¤
Denver City & County, Colorado Series A2
0.90% 12/1/29 (SPA - JP Morgan Chase Bank N.A.)	200,000	200,000
Minneapolis – St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1
0.90% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	200,000	200,000
(Allina Health System) Series B-2
0.90% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	150,000	150,000
Mississippi Business Finance (Chevron USA) Series A
0.91% 12/1/30	3,175,000	3,175,000
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital of Philadelphia
Project) Series A
0.90% 2/15/21 (SPA - Wells Fargo Bank N.A.)	200,000	200,000
Total Short-Term Investments (cost $3,925,000)		3,925,000

Total Value of Securities – 98.59%
(cost $533,762,912)		558,855,241

Receivables and Other Assets Net of Liabilities – 1.41%		8,019,145
Net Assets Applicable to 47,350,639 Shares Outstanding – 100.00%		$566,874,386

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $14,693,403, which represents 2.59% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2017.

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(Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement

See accompanying notes.

NQ-037 [11/17] 1/18 (364393)     13

Notes
Delaware Tax-Free USA Intermediate Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

14     NQ-037 [11/17] 1/18 (364393)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$554,930,241
Short-Term Investments	3,925,000
Total Value of Securities	$558,855,241

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-037 [11/17] 1/18 (364393)     15

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: